Note 12 - Long-term Incentive Plan - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Outstanding outstanding (in shares)	54,000	244,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 1.83	$ 2.66
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 0.43	$ 1.03
Options exercised (in shares)	0	0
Weighted average exercise price, options exercised (in dollars per share)	$ 0	$ 0
Weighted average fair value at grant date, options exercised (in dollars per share)	$ 0	$ 0
Options expired (in shares)	0	(190,000)
Weighted average exercise price, options expired (in dollars per share)	$ 0	$ 2.89
Weighted average fair value at grant date, options expired (in dollars per share)	$ 0	$ 1.20
Options granted (in shares)	0
Weighted average exercise price, options granted (in dollars per share)	$ 0
Options cancelled or forfeited (in shares)	0
Weighted average exercise price, options cancelled or forfeited (in dollars per share)	$ 0
Outstanding outstanding (in shares)	54,000	54,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 1.83	$ 1.83
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 0.43	$ 0.43
Options Vested (in shares)	54,000
Weighted average exercise price, options vested (in dollars per share)	$ 1.83
Weighted average fair value at grant date, options vested (in dollars per share)	$ 0.43